Vanguard Total International Stock Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	8.56%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	32.23%	7.97%	8.54%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.07%	7.08%	7.70%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.62%	6.04%	6.71%
Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent	32.25%	7.98%	8.55%